Expenses by nature - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	$ 39,172	$ 35,375
Sales and marketing expense	13,911	2,628
General and administrative expense	17,582	5,882
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	24,306	26,139
Sales and marketing expense	5,290	1,740
General and administrative expense	4,733	2,240
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	14,866	9,236
Sales and marketing expense	8,621	888
General and administrative expense	$ 12,849	$ 3,642